First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – Dividend Opportunity Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.7%
Issuer	Shares	Value ($)
Communication Services 4.6%
Diversified Telecommunication Services 2.9%
AT&T, Inc.	725,000	13,956,250
Verizon Communications, Inc.	290,000	11,278,100
Total		25,234,350
Media 1.7%
Comcast Corp., Class A	400,000	15,164,000
Total Communication Services		40,398,350
Consumer Discretionary 5.0%
Automobiles 0.5%
Ford Motor Co.	350,000	4,410,000
Broadline Retail 0.4%
Macy’s, Inc.	225,000	3,935,250
Hotels, Restaurants & Leisure 1.4%
Darden Restaurants, Inc.	50,000	7,758,000
McDonald’s Corp.	16,000	4,473,760
Total		12,231,760
Specialty Retail 2.2%
Home Depot, Inc. (The)	65,000	19,182,800
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	105,000	4,526,550
Total Consumer Discretionary		44,286,360
Consumer Staples 13.9%
Beverages 5.5%
Coca-Cola Co. (The)	390,000	24,191,700
PepsiCo, Inc.	132,500	24,154,750
Total		48,346,450
Consumer Staples Distribution & Retail 0.8%
Target Corp.	40,000	6,625,200
Food Products 2.0%
Bunge Ltd.	42,500	4,059,600
JM Smucker Co. (The)	32,500	5,114,525
Kraft Heinz Co. (The)	225,000	8,700,750
Total		17,874,875
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 3.1%
Procter & Gamble Co. (The)	185,000	27,507,650
Tobacco 2.5%
Altria Group, Inc.	195,000	8,700,900
Philip Morris International, Inc.	140,000	13,615,000
Total		22,315,900
Total Consumer Staples		122,670,075
Energy 11.2%
Oil, Gas & Consumable Fuels 11.2%
Chesapeake Energy Corp.	55,000	4,182,200
Chevron Corp.	122,500	19,987,100
ConocoPhillips Co.	90,000	8,928,900
EOG Resources, Inc.	80,000	9,170,400
Exxon Mobil Corp.	375,000	41,122,500
Valero Energy Corp.	65,000	9,074,000
Williams Companies, Inc. (The)	225,000	6,718,500
Total		99,183,600
Total Energy		99,183,600
Financials 17.7%
Banks 9.7%
Bank of America Corp.	575,000	16,445,000
Citizens Financial Group, Inc.	165,000	5,011,050
JPMorgan Chase & Co.	235,000	30,622,850
M&T Bank Corp.	60,000	7,174,200
PNC Financial Services Group, Inc. (The)	80,000	10,168,000
Wells Fargo & Co.	435,000	16,260,300
Total		85,681,400
Capital Markets 5.8%
Ares Capital Corp.	250,000	4,568,750
BlackRock, Inc.	13,000	8,698,560
Blackstone, Inc.	100,000	8,784,000
Carlyle Group, Inc. (The)	135,000	4,193,100
Morgan Stanley	185,000	16,243,000
State Street Corp.	115,000	8,704,350
Total		51,191,760
2	Columbia Variable Portfolio – Dividend Opportunity Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 1.7%
MetLife, Inc.	200,000	11,588,000
Prudential Financial, Inc.	45,000	3,723,300
Total		15,311,300
Mortgage Real Estate Investment Trusts (REITS) 0.5%
Starwood Property Trust, Inc.	250,000	4,422,500
Total Financials		156,606,960
Health Care 14.1%
Biotechnology 3.4%
AbbVie, Inc.	160,000	25,499,200
Amgen, Inc.	20,000	4,835,000
Total		30,334,200
Health Care Equipment & Supplies 1.5%
Medtronic PLC	165,000	13,302,300
Pharmaceuticals 9.2%
Bristol-Myers Squibb Co.	225,000	15,594,750
Johnson & Johnson	160,000	24,800,000
Merck & Co., Inc.	265,000	28,193,350
Pfizer, Inc.	315,000	12,852,000
Total		81,440,100
Total Health Care		125,076,600
Industrials 6.0%
Aerospace & Defense 1.2%
Raytheon Technologies Corp.	110,000	10,772,300
Air Freight & Logistics 2.0%
United Parcel Service, Inc., Class B	92,500	17,944,075
Electrical Equipment 0.8%
Emerson Electric Co.	82,500	7,189,050
Ground Transportation 0.6%
Union Pacific Corp.	25,000	5,031,500
Machinery 1.4%
AGCO Corp.	37,500	5,070,000
Stanley Black & Decker, Inc.	87,500	7,050,750
Total		12,120,750
Total Industrials		53,057,675
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 9.2%
Communications Equipment 2.5%
Cisco Systems, Inc.	340,000	17,773,500
Juniper Networks, Inc.	135,000	4,646,700
Total		22,420,200
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	125,000	4,410,000
IT Services 1.5%
International Business Machines Corp.	102,500	13,436,725
Semiconductors & Semiconductor Equipment 4.2%
Broadcom, Inc.	35,000	22,453,900
QUALCOMM, Inc.	37,500	4,784,250
Texas Instruments, Inc.	52,500	9,765,525
Total		37,003,675
Technology Hardware, Storage & Peripherals 0.5%
HP, Inc.	155,000	4,549,250
Total Information Technology		81,819,850
Materials 2.0%
Chemicals 1.5%
Dow, Inc.	160,000	8,771,200
Nutrien Ltd.	62,500	4,615,625
Total		13,386,825
Metals & Mining 0.5%
Newmont Corp.	90,000	4,411,800
Total Materials		17,798,625
Real Estate 6.7%
Industrial REITs 1.5%
Prologis, Inc.	110,000	13,724,700
Residential REITs 1.1%
AvalonBay Communities, Inc.	27,500	4,621,650
Invitation Homes, Inc.	150,000	4,684,500
Total		9,306,150
Retail REITs 1.2%
Kimco Realty Corp.	240,000	4,687,200
Simon Property Group, Inc.	55,000	6,158,350
Total		10,845,550

Columbia Variable Portfolio – Dividend Opportunity Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, March 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialized REITs 2.9%
American Tower Corp.	45,000	9,195,300
Crown Castle, Inc.	35,000	4,684,400
Life Storage, Inc.	35,000	4,588,150
VICI Properties, Inc.	215,000	7,013,300
Total		25,481,150
Total Real Estate		59,357,550
Utilities 5.3%
Electric Utilities 4.6%
American Electric Power Co., Inc.	100,000	9,099,000
Duke Energy Corp.	92,500	8,923,475
Entergy Corp.	82,500	8,888,550
FirstEnergy Corp.	225,000	9,013,500
NextEra Energy, Inc.	57,500	4,432,100
Total		40,356,625
Multi-Utilities 0.7%
DTE Energy Co.	60,000	6,572,400
Total Utilities		46,929,025
Total Common Stocks (Cost $782,721,198)		847,184,670

Convertible Preferred Stocks 3.6%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components 0.5%
Aptiv PLC	5.500%	37,500	4,610,800
Total Consumer Discretionary			4,610,800
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Health Care 0.8%
Health Care Equipment & Supplies 0.8%
Boston Scientific Corp.	5.500%	55,000	6,629,934
Total Health Care			6,629,934
Industrials 0.5%
Professional Services 0.5%
Clarivate PLC	5.250%	100,000	4,123,261
Total Industrials			4,123,261
Utilities 1.8%
Electric Utilities 0.8%
NextEra Energy, Inc.	6.926%	150,000	6,919,500
Multi-Utilities 1.0%
NiSource, Inc.	7.750%	87,500	9,107,875
Total Utilities			16,027,375
Total Convertible Preferred Stocks (Cost $35,321,277)			31,391,370

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(a),(b)	10,403,732	10,401,651
Total Money Market Funds (Cost $10,401,929)		10,401,651
Total Investments in Securities (Cost: $828,444,404)		888,977,691
Other Assets & Liabilities, Net		(4,132,680)
Net Assets		884,845,011

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	2,119,900	48,658,656	(40,376,627)	(278)	10,401,651	1,705	43,730	10,403,732
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Dividend Opportunity Fund | First Quarter Report 2023

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1QT7005_12_B01_(05/23)